Additional cash flows information (Details) - CAD ($)	12 Months Ended
	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022
Additional cash flows information.
Additions to right-of-use assets	$ 237,469	$ 921,498	$ 234,608
Lease termination	$ 1,160,649	$ 101,471	$ 273,652